Cover	12 Months Ended
Dec. 31, 2024
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Aspire Biopharma Holdings, Inc.
Entity Central Index Key	0001847345
Entity Tax Identification Number	33-3467744
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	194 Candelaro Drive, #233
Entity Address, City or Town	Humacao
Entity Address, Postal Zip Code	00791
City Area Code	(908)
Local Phone Number	987-3002
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	194 Candelaro Drive, #233
Entity Address, City or Town	Humacao
Entity Address, Postal Zip Code	00791
City Area Code	(908)
Local Phone Number	987-3002
Contact Personnel Name	Kraig T. Higginson